Insurance Contract Liabilities and Investment Contract Liabilities - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ 116	$ 13
Mortality / Morbidity
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	113	(347)
Policyholder behaviour
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	207	102
Expenses
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(28)	6
Investment returns
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(10)	6
Model enhancements and other
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ (166)	$ 246